Annual Total Returns- Alger Emerging Markets Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Emerging Markets Fund - AC - Class Z	2015	2016	2017	2018	2019	2020
Total	(7.29%)	2.78%	39.09%	(21.38%)	22.59%	37.69%